CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 11,054	$ 11,492
Accounts receivable, net of allowances for doubtful accounts, due from related parties (in dollars)	7,684	5,959
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized	150,000	150,000
Ordinary shares, shares issued	66,639	66,143
Ordinary shares, shares outstanding	66,639	66,143
Current liabilities
Liabilities, Current	227,029	200,743
Long-term liabilities
Liabilities, Noncurrent	110,004	128,355
Consolidated VIEs
Current liabilities
Liabilities, Current	96,327	67,056
Long-term liabilities
Liabilities, Noncurrent	$ 2,184	$ 1,826